Pacer Trendpilot® 100 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 15.9%
Alphabet, Inc. - Class A	142,386	$48,126,468
Alphabet, Inc. - Class C	132,326	44,796,321
Charter Communications, Inc. - Class A (a)(b)	9,062	1,867,859
Comcast Corp. - Class A	245,557	7,305,321
Electronic Arts, Inc.	16,899	3,446,044
Meta Platforms, Inc. - Class A	71,879	51,501,303
Netflix, Inc. (a)	286,289	23,902,269
Take-Two Interactive Software, Inc. (a)	12,850	2,830,855
T-Mobile US, Inc.	75,574	14,903,949
Warner Bros Discovery, Inc. (a)	167,419	4,610,719
		203,291,108

Consumer Discretionary - 12.9%
Airbnb, Inc. - Class A (a)	28,739	3,717,964
Amazon.com, Inc. (a)	261,626	62,607,102
Booking Holdings, Inc.	2,247	11,239,135
DoorDash, Inc. - Class A (a)	27,463	5,619,479
Marriott International, Inc.	18,137	5,718,596
MercadoLibre, Inc. (a)	3,433	7,373,363
O'Reilly Automotive, Inc. (a)	57,034	5,612,716
PDD Holdings, Inc. - ADR (a)	45,134	4,560,791
Ross Stores, Inc.	21,981	4,146,716
Starbucks Corp.	76,833	7,064,794
Tesla Motors, Inc. (a)	108,268	46,599,630
		164,260,286

Consumer Staples - 7.8%
Coca-Cola Europacific Partners PLC (b)	30,964	2,839,399
Costco Wholesale Corp. (b)	29,947	28,157,667
Keurig Dr Pepper, Inc.	91,791	2,518,745
Mondelez International, Inc.	87,188	5,097,882
Monster Beverage Corp. (a)	66,013	5,331,210
PepsiCo, Inc.	92,390	14,193,876
The Kraft Heinz Co.	82,880	1,967,571
Walmart, Inc.	330,194	39,339,313
		99,445,663

Energy - 0.5%
Baker Hughes Co.	66,677	3,736,579
Diamondback Energy, Inc.	19,359	3,173,908
		6,910,487

Financials - 0.3%
PayPal Holdings, Inc.	63,226	3,331,378

Health Care - 4.9%
Alnylam Pharmaceuticals, Inc. (a)	8,934	3,020,228
Amgen, Inc.	36,387	12,439,988
DexCom, Inc. (a)	27,309	1,994,649
GE HealthCare Technologies, Inc.	30,785	2,431,092
Gilead Sciences, Inc.	83,829	11,899,527
IDEXX Laboratories, Inc. (a)	5,405	3,623,836
Insmed, Inc. (a)	14,936	2,343,010
Intuitive Surgical, Inc. (a)	23,952	12,077,077
Regeneron Pharmaceuticals, Inc.	6,986	5,179,770
Vertex Pharmaceuticals, Inc. (a)	17,144	8,055,966
		63,065,143

Industrials - 4.2%
Automatic Data Processing, Inc.	27,329	6,745,344
Axon Enterprise, Inc. (a)	5,338	2,581,350
Cintas Corp.	27,158	5,197,770
Copart, Inc. (a)	65,407	2,654,216
CSX Corp. (b)	125,816	4,750,812
Fastenal Co.	77,571	3,363,479
Ferrovial SE (b)	49,581	3,371,012
Honeywell International, Inc.	42,900	9,760,608
Old Dominion Freight Line, Inc.	14,136	2,448,355
PACCAR, Inc.	35,488	4,361,830
Paychex, Inc.	24,318	2,507,915
Thomson Reuters Corp.	30,059	3,325,427
Verisk Analytics, Inc.	9,761	2,122,627
		53,190,745

Information Technology - 51.0% (c)
Adobe, Inc. (a)	28,291	8,296,336
Advanced Micro Devices, Inc. (a)	109,996	26,039,353
Analog Devices, Inc.	33,085	10,285,465
Apple, Inc.	361,626	93,834,714
Applied Materials, Inc.	53,832	17,351,130
AppLovin Corp. - Class A (a)	20,783	9,832,645
ARM Holdings PLC - ADR (a)(b)	9,688	1,020,728
ASML Holding NV	5,936	8,446,928
Atlassian Corp. - Class A (a)	11,770	1,390,979
Autodesk, Inc. (a)	14,332	3,624,133
Broadcom, Inc.	115,578	38,290,991
Cadence Design System, Inc. (a)	18,398	5,452,431
Cisco Systems, Inc.	266,951	20,907,602
Cognizant Technology Solutions Corp. - Class A	32,614	2,676,305
Crowdstrike Holdings, Inc. - Class A (a)	16,959	7,485,787
Datadog, Inc. - Class A (a)	22,632	2,926,770
Fortinet, Inc. (a)	50,246	4,082,990
Intel Corp. (a)	322,283	14,976,491
Intuit, Inc.	18,802	9,380,694
KLA Corp.	8,885	12,687,247
Lam Research Corp.	84,867	19,813,050
Marvell Technology, Inc.	58,254	4,597,406
Microchip Technology, Inc.	36,524	2,772,902
Micron Technology, Inc.	76,037	31,546,231
Microsoft Corp.	181,896	78,268,030
Monolithic Power Systems, Inc.	3,337	3,751,288
NVIDIA Corp.	594,696	113,664,246
NXP Semiconductors NV	17,011	3,846,867
Palantir Technologies, Inc. - Class A (a)	154,346	22,625,580
Palo Alto Networks, Inc. (a)	47,092	8,333,871
QUALCOMM, Inc.	72,366	10,969,962
Roper Technologies, Inc.	7,281	2,702,926
Seagate Technology Holdings PLC	14,430	5,882,967
Shopify, Inc. - Class A (a)	82,605	10,840,254
Strategy, Inc. - Class A (a)(b)	18,091	2,708,404
Synopsys, Inc. (a)	12,551	5,837,658
Texas Instruments, Inc. (b)	61,392	13,233,046
Western Digital Corp.	23,104	5,781,314
Workday, Inc. - Class A (a)	14,806	2,600,378
Zscaler, Inc. (a)	11,170	2,234,112
		651,000,211

Materials - 1.1%
Linde PLC	31,556	14,420,145

Real Estate - 0.1%
CoStar Group, Inc. (a)	29,678	1,825,197

Utilities - 1.3%
American Electric Power Co., Inc.	36,090	4,322,680
Constellation Energy Corp.	21,106	5,924,032
Exelon Corp.	68,264	3,056,862
Xcel Energy, Inc.	39,969	3,040,042
		16,343,616
TOTAL COMMON STOCKS (Cost $1,091,927,769)		1,277,083,979

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	52,281,709	52,281,709
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $52,281,709)		52,281,709

TOTAL INVESTMENTS - 104.1% (Cost $1,144,209,478)		1,329,365,688
Liabilities in Excess of Other Assets - (4.1)%		(52,328,644)
TOTAL NET ASSETS - 100.0%		$1,277,037,044

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $50,889,921.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,277,083,979	$–	$–	$1,277,083,979
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	52,281,709
Total Investments	$1,277,083,979	$–	$–	$1,329,365,688

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $52,281,709 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.